Consolidated and Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 157,191	$ 232,456	$ 482,681
Adjustments to reconcile net income to cash provided by operating activities:
Change in future policy benefits and other policy liabilities	85,464	71,037	148,775
Deferral of policy acquisition costs	(270,661)	(259,201)	(343,886)
Amortization of deferred policy acquisition costs	104,034	147,841	352,257
Deferred tax provision	(3,426)	19,681	(26,067)
Change in income taxes	(11,866)	(40,902)	74,991
Realized investment gains, including other-than-temporary impairments	(6,440)	(34,145)	21,970
Accretion and amortization of investments	(2,818)	(1,878)	(8,226)
Depreciation and amortization	10,731	10,063	10,342
Change in due from reinsurers	(4,292)	(72,172)	(911)
Change in due to/from affiliates	0	(44,012)	55,460
Change in premiums and other receivables	3,464	(7,129)	(2,975)
Trading securities sold (acquired), net	3,597	(5,994)	(4,553)
Share-based compensation	20,470	45,616	(1,794)
Other, net	2,523	(20,405)	(42,468)
Net cash provided by operating activities	87,971	40,856	715,596
Available-for-sale investments sold, matured or called:
Fixed-maturity securities - sold	214,807	993,278	713,805
Fixed-maturity securities - matured or called	375,124	514,132	878,215
Equity securities	3,037	36,566	667
Available-for-sale investments acquired:
Fixed-maturity securities	(460,459)	(787,683)	(1,945,887)
Equity securities	(144)	(7,560)	(1,115)
Change in policy loans	247	705	1,354
Purchases of furniture and equipment, net	(3,913)	(9,864)	(4,894)
Cash collateral (returned) received on loaned securities, net	(32,368)	(328,375)	156,207
Sales (purchases) of short-term investments using securities lending collateral, net	32,368	328,375	(156,207)
Net cash provided by (used in) investing activities	128,699	739,574	(357,855)
Cash flows from financing activities:
Repurchase of shares held by Citi	(200,000)	0	0
Dividends	(7,312)	(1,502)	0
Net distributions to Citi	0	(1,288,391)	(56,427)
Net cash used in financing activities	(207,312)	(1,289,893)	(56,427)
Effect of foreign exchange rate changes on cash	682	32,979	(1,146)
Change in cash and cash equivalents	10,040	(476,484)	300,168
Cash and cash equivalents, beginning of period	126,038	602,522	302,354
Cash and cash equivalents, end of period	136,078	126,038	602,522
Supplemental disclosures of cash flow information:
Income taxes paid	96,305	260,275	220,988
Interest paid	27,555	13,695	639
Impairment losses included in realized investment gains (losses), including other-than-temporary impairments	2,015	12,158	61,394
Non-cash activities:
Share-based compensation	29,445	46,094	(1,836)
Net contributions from (distributions to) Citi	$ 1,426	$ (1,908,012)	$ 42,370